Schedule of Remaining Lease Payments (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Lessee Disclosure [Abstract]
2026	$ 6	$ 18
2027	2	2
Thereafter
Total future minimum lease obligation	$ 8	$ 20